UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-10353

Morgan Stanley KLD Social Index Fund
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-762-4000

Date of fiscal year end:	November 30, 2005

Date of reporting period:	August 31, 2005

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley KLD Social Index Fund

Portfolio of Investments August 31, 2005 (unaudited)

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (89.1%)
	Advertising/Marketing Services (0.2%)
271	Lamar Advertising Co. (Class A) *	$10,900
494	Omnicom Group, Inc.	39,737
		50,637
	Air Freight/Couriers (0.9%)
261	C.H. Robinson Worldwide, Inc.	16,117
256	Expeditors International of Washington, Inc.	14,210
761	FedEx Corp.	61,976
1,456	United Parcel Service, Inc. (Class B)	103,216
		195,519
	Airlines (0.1%)
2,183	Southwest Airlines Co.	29,078

	Apparel/Footwear (0.2%)
980	Coach, Inc. *	32,526
340	Liz Claiborne, Inc.	13,950
		46,476
	Apparel/Footwear Retail (0.6%)
414	Chico’s FAS, Inc. *	14,370
540	Foot Locker, Inc.	11,794
1,634	Gap, Inc. (The)	31,062
1,054	Limited Brands, Inc.	23,167
560	Nordstrom, Inc.	18,805
442	Ross Stores, Inc.	10,997
1,256	TJX Companies, Inc. (The)	26,263
		136,458
	Auto Parts: O.E.M. (0.4%)
290	Autoliv, Inc.	12,905
436	Dana Corp.	5,868
1,574	Delphi Corp.	8,736
574	Gentex Corp.	9,827
536	Johnson Controls, Inc.	32,149
200	Lear Corp.	7,540
		77,025
	Beverages: Non-Alcoholic (1.3%)
5,374	Coca-Cola Co. (The)	236,456
568	Coca-Cola Enterprises Inc.	12,695
412	Pepsi Bottling Group, Inc. (The)	12,146
		261,297
	Biotechnology (2.1%)
3,301	Amgen Inc. *	263,750
865	Biogen Idec Inc. *	36,460
155	Cephalon, Inc. *	6,281
577	Genzyme Corp. *	41,065
1,090	Gilead Sciences, Inc. *	46,870
158	Invitrogen Corp. *	13,387
654	MedImmune, Inc. *	19,574
913	Millennium Pharmaceuticals, Inc. *	9,139
104	OSI Pharmaceuticals Inc. *	3,411
		439,937
	Broadcasting (0.2%)
3,209	Sirius Satellite Radio Inc. *	22,078
623	Univision Communications, Inc. (Class A) *	16,759
354	XM Satellite Radio Holdings Inc. (Class A) *	12,478
		51,315

	Building Products (0.3%)
597	American Standard Companies, Inc.	27,223
1,134	Masco Corp.	34,791
		62,014
	Cable/Satellite TV (1.2%)
5,456	Comcast Corp. (Class A) *	167,772
340	Liberty Global Inc. (Class A) *	17,255
6,981	Liberty Media Corp. (Class A) *	58,012
		243,039

	Chemicals: Major Diversified (0.2%)
801	Engelhard Corp.	22,788
298	Rohm & Haas Co.	12,936
		35,724
	Chemicals: Specialty (0.4%)
579	Air Products & Chemicals, Inc.	32,077
828	Praxair, Inc.	39,992
256	Sigma-Aldrich Corp.	15,974
		88,043
	Commercial Printing/Forms (0.1%)
619	Donnelley (R.R.) & Sons Co.	23,126

	Computer Communications (1.7%)
1,213	Avaya Inc. *	12,372
17,228	Cisco Systems, Inc. *	303,557
1,482	Juniper Networks, Inc. *	33,701
305	QLogic Corp. *	10,541
		360,171
	Computer Peripherals (0.6%)
6,166	EMC Corp. *	79,295
331	Lexmark International, Inc. (Class A) *	20,846
799	Network Appliance, Inc. *	18,968
300	Storage Technology Corp. *	11,085
190	Zebra Technologies Corp. (Class A) *	7,098
		137,292
	Computer Processing Hardware (2.8%)
1,936	Apple Computer, Inc. *	90,856
6,450	Dell, Inc. *	229,620
7,775	Hewlett-Packard Co.	215,834
458	NCR Corp. *	15,673
8,482	Sun Microsystems, Inc. *	32,232
		584,215
	Construction Materials (0.1%)
261	Vulcan Materials Co.	18,753

	Containers/Packaging (0.1%)
387	Pactiv Corp. *	7,512
219	Sealed Air Corp. *	11,114
314	Temple-Inland Inc.	12,086
		30,712
	Contract Drilling (0.3%)
555	ENSCO International Inc.	22,677
620	Patterson-UTI Energy, Inc.	21,092
215	Rowan Companies, Inc. *	7,998
		51,767
	Data Processing Services (0.7%)
1,511	Automatic Data Processing, Inc.	64,595
591	Ceridian Corp. *	11,997
236	DST Systems, Inc. *	12,673
493	Fiserv, Inc. *	22,121
825	Paychex, Inc.	28,157
		139,543

	Department Stores (0.4%)
234	Federated Department Stores, Inc.	16,158
764	Kohl’s Corp. *	40,072
649	Penney (J.C.) Co., Inc.	31,561
		87,791
	Discount Stores (1.1%)
1,169	Costco Wholesale Corp.	50,781
777	Dollar General Corp.	14,810
273	Dollar Tree Stores, Inc. *	6,216
414	Family Dollar Stores, Inc.	8,230
201	Sears Holdings Corp. *	27,308
2,326	Target Corp.	125,023
		232,368
	Drugstore Chains (1.0%)
2,024	CVS Corp.	59,445
2,610	Walgreen Co.	120,921
		180,366
	Electric Utilities (0.2%)
1,606	AES Corp. (The) *	25,278
133	Allete Inc.	6,018
600	Pepco Holdings, Inc.	13,704
		45,000

	Electrical Products (0.6%)
461	American Power Conversion Corp.	12,064
1,074	Emerson Electric Co.	72,259
253	Energizer Holdings, Inc. *	16,420
116	Hubbell, Inc. (Class B)	5,243
504	Molex Inc.	13,487
		119,473
	Electronic Components (0.2%)
586	Jabil Circuit, Inc. *	17,252
378	SanDisk Corp. *	14,678
2,800	Solectron Corp. *	11,480
472	Vishay Intertechnology, Inc. *	6,089
		49,499
	Electronic Distributors (0.1%)
400	Arrow Electronics, Inc. *	11,928
209	CDW Corp.	12,348
		24,276
	Electronic Equipment/Instruments (0.4%)
285	Diebold, Inc.	13,680
4,254	JDS Uniphase Corp. *	6,764
360	Scientific-Atlanta, Inc.	13,773
381	Tektronix, Inc.	9,628
460	Thermo Electron Corp. *	12,834
1,995	Xerox Corp. *	26,753
		83,432
	Electronic Production Equipment (0.7%)
4,295	Applied Materials, Inc.	78,641
770	Cadence Design Systems, Inc. *	12,328
539	KLA-Tencor Corp.	27,360
593	Lam Research Corp. *	18,798
391	Novellus Systems, Inc. *	10,483
357	Synopsys, Inc. *	6,783
		154,393
	Electronics/Appliance Stores (0.4%)
1,011	Best Buy Co., Inc.	48,184
631	Circuit City Stores - Circuit City Group	10,658
597	RadioShack Corp.	14,961
		73,803
	Electronics/Appliances (0.2%)
170	Harman International Industries, Inc.	17,578
219	Whirlpool Corp.	16,655
		34,233

	Finance/Rental/Leasing (2.4%)
325	Allied Capital Corp.	9,409
610	Capital One Financial Corp.	50,166
539	CIT Group, Inc.	24,406
1,423	Countrywide Financial Corp.	48,083
2,469	Fannie Mae	126,018
1,754	Freddie Mac	105,907
2,894	MBNA Corp.	72,929
809	Providian Financial Corp. *	15,047
138	Ryder System, Inc.	4,842
1,118	SLM Corp.	55,621
		512,428
	Financial Conglomerates (3.0%)
2,875	American Express Co.	158,815
9,079	JPMorgan Chase & Co.	307,687
813	Principal Financial Group, Inc.	37,235
1,364	Prudential Financial, Inc.	87,801
832	State Street Corp.	40,211
		631,749
	Financial Publishing/Services (0.5%)
230	Dun & Bradstreet Corp. *	14,644
1,016	McGraw-Hill Companies, Inc. (The)	48,992
668	Moody’s Corp.	32,805
		96,441
	Food Distributors (0.3%)
1,627	SYSCO Corp.	54,309

	Food Retail (0.6%)
974	Albertson’s, Inc.	19,607
1,919	Kroger Co.	37,881
1,206	Safeway Inc.	28,618
408	Supervalu, Inc.	14,198
129	Whole Foods Market, Inc.	16,675
		116,979
	Food: Major Diversified (1.7%)
560	Campbell Soup Co.	16,464
738	General Mills, Inc.	34,036
978	Heinz (H.J.) Co.	35,130
621	Kellogg Co.	28,150
4,349	PepsiCo, Inc.	238,543
78	TreeHouse Foods, Inc. *	2,348
		354,671
	Food: Meat/Fish/Dairy (0.1%)
391	Dean Foods Co. *	14,444

	Food: Specialty/Candy (0.3%)
464	Hershey Foods Corp.	27,418
349	McCormick & Co., Inc. (Non-Voting)	11,835
100	Smucker (J.M.) Co.	4,772
406	Wrigley (Wm.) Jr. Co.	28,846
		72,871
	Gas Distributors (0.4%)
397	Equitable Resources, Inc.	29,934
487	KeySpan Corp.	18,589
811	NiSource, Inc.	19,577
300	Questar Corp.	23,406
		91,506
	Home Building (0.6%)
342	Centex Corp.	23,170
900	D.R. Horton, Inc.	33,228
260	KB Home	19,282
298	Lennar Corp. (Class A)	18,506
271	Pulte Homes, Inc.	23,360
		117,546
	Home Furnishings (0.2%)
564	Leggett & Platt, Inc.	13,654
160	Mohawk Industries, Inc. *	13,661
704	Newell Rubbermaid, Inc.	16,495
		43,810

	Home Improvement Chains (1.8%)
200	Fastenal Co.	12,116
5,712	Home Depot, Inc. (The)	230,308
2,003	Lowe’s Companies, Inc.	128,813
		371,237
	Hospital/Nursing Management (0.2%)
709	Health Management Associates, Inc. (Class A)	17,243
312	Manor Care, Inc.	12,314
192	Triad Hospitals, Inc. *	9,243
		38,800
	Household/Personal Care (3.5%)
214	Alberto-Culver Co.	9,191
1,202	Avon Products, Inc.	39,450
415	Clorox Co. (The)	23,892
1,355	Colgate-Palmolive Co.	71,137
310	Estee Lauder Companies, Inc. (The) (Class A)	12,521
2,556	Gillette Co. (The)	137,692
1,277	Kimberly-Clark Corp.	79,582
6,550	Procter & Gamble Co. (The)	363,394
		736,859
	Industrial Conglomerates (0.7%)
1,992	3M Co.	141,731
218	SPX Corp.	9,928
		151,659
	Industrial Machinery (0.3%)
674	Illinois Tool Works Inc.	56,805

	Industrial Specialties (0.1%)
510	Ecolab Inc.	16,830

	Information Technology Services (2.0%)
471	Citrix Systems, Inc. *	11,210
372	Cognizant Technology Solutions Corp. (Class A) *	16,937
1,297	Electronic Data Systems Corp.	29,053
4,294	International Business Machines Corp.	346,182
846	Unisys Corp. *	5,626
		409,008
	Insurance Brokers/Services (0.2%)
189	Gallagher (Arthur J.) & Co.	5,398
1,333	Marsh & McLennan Companies, Inc.	37,390
		42,788
	Internet Retail (0.2%)
788	Amazon.com, Inc. *	33,647
527	IAC/InterActive Corp *	12,938
		46,585
	Internet Software/Services (0.6%)
900	BEA Systems, Inc. *	7,938
1,089	Siebel Systems, Inc.	8,984
641	VeriSign, Inc. *	13,974
2,916	Yahoo!, Inc. *	97,219
		128,115
	Investment Banks/Brokers (1.5%)
577	Ameritrade Holding Corp. *	11,482
300	Edwards (A.G.), Inc.	13,563
833	Goldman Sachs Group Inc. (The)	92,613
285	Legg Mason, Inc.	29,791
2,441	Merrill Lynch & Co., Inc.	139,528
2,559	Schwab (Charles) Corp. (The)	34,623
		321,600
	Investment Managers (0.5%)
568	Eaton Vance Corp. (Non-Voting)	14,524
409	Franklin Resources, Inc.	32,900
100	Investors Financial Services Corp.	3,512
633	Janus Capital Group, Inc.	8,944
1,102	Mellon Financial Corp.	35,760
267	Price (T.) Rowe Group, Inc.	16,821
		112,461
	Life/Health Insurance (0.5%)
1,295	AFLAC, Inc.	55,970
376	Jefferson-Pilot Corp.	18,698
484	Lincoln National Corp.	24,002
693	UnumProvident Corp.	13,389
		112,059

	Major Banks (3.9%)
1,430	BB&T Corp.	58,015
475	Comerica, Inc.	28,733
1,115	KeyCorp	36,929
1,514	National City Corp.	55,458
725	PNC Financial Services Group	40,767
852	Popular, Inc.	23,311
1,174	Regions Financial Corp.	38,413
835	SunTrust Banks, Inc.	58,684
281	TD Banknorth, Inc.	8,449
170	UnionBanCal Corp.	11,521
4,097	Wachovia Corp.	203,293
4,300	Wells Fargo & Co.	256,366
		819,939
	Major Telecommunications (4.0%)
849	ALLTEL Corp.	52,630
2,022	AT&T Corp.	39,793
4,674	BellSouth Corp.	122,879
8,438	SBC Communications, Inc.	203,187
6,948	Sprint Nextel Corp.	180,162
7,059	Verizon Communications Inc.	230,900
		829,551
	Managed Health Care (2.5%)
776	Aetna, Inc.	61,824
1,296	Caremark Rx, Inc. *	60,562
360	CIGNA Corp.	41,515
190	Coventry Health Care, Inc. *	15,200
392	Health Net Inc. *	18,075
461	Humana, Inc. *	22,202
230	PacifiCare Health Systems, Inc. *	17,337
3,402	UnitedHealth Group Inc.	175,203
1,496	WellPoint Inc. *	111,078
		522,996
	Media Conglomerates (1.6%)
698	Discovery Holding Company (Class A)	10,568
5,229	Disney (Walt) Co. (The)	131,718
11,176	Time Warner, Inc.	200,274
		342,560
	Medical Distributors (0.6%)
1,103	Cardinal Health, Inc.	65,750
262	Henry Schein, Inc. *	10,923
709	McKesson Corp.	33,089
310	Patterson Companies, Inc. *	12,418
		122,180
	Medical Specialties (3.2%)
585	Applera Corp. - Applied Biosystems Group	12,577
370	Bard (C.R.), Inc.	23,802
168	Bausch & Lomb, Inc.	12,733
1,561	Baxter International, Inc.	62,955
176	Beckman Coulter, Inc.	9,819
665	Becton, Dickinson & Co.	34,999
668	Biomet, Inc.	24,643
1,685	Boston Scientific Corp. *	45,293
259	Cytyc Corp. *	6,462
242	DENTSPLY International, Inc.	12,819
325	Fisher Scientific International, Inc. *	20,956
799	Guidant Corp.	56,441
182	Hillenbrand Industries, Inc.	9,058
3,088	Medtronic, Inc.	176,016
904	St. Jude Medical, Inc. *	41,494
729	Stryker Corp.	39,767
488	Varian Medical Systems, Inc. *	19,432
324	Waters Corp. *	14,732
621	Zimmer Holdings, Inc. *	51,028
		675,026
	Medical/Nursing Services (0.2%)
402	DaVita, Inc. *	18,456
290	Lincare Holdings, Inc. *	12,278
		30,734
	Miscellaneous Commercial Services (0.1%)
400	Adesa Inc.	9,120
282	Iron Mountain Inc. *	9,726
600	Sabre Holdings Corp. (Class A)	11,508
		30,354

	Miscellaneous Manufacturing (0.1%)
380	Pentair, Inc.	15,002

	Motor Vehicles (0.2%)
757	Harley-Davidson, Inc.	37,290

	Multi-Line Insurance (2.0%)
5,855	American International Group, Inc.	346,616
744	Hartford Financial Services Group, Inc. (The)	54,349
421	Safeco Corp.	21,951
		422,916
	Office Equipment/Supplies (0.2%)
275	Avery Dennison Corp.	14,696
671	Pitney Bowes, Inc.	29,021
		43,717
	Oil & Gas Pipelines (0.3%)
312	Kinder Morgan, Inc.	29,787
1,268	Williams Companies, Inc. (The)	28,454
		58,241
	Oil & Gas Production (1.8%)
664	Anadarko Petroleum Corp.	60,338
812	Apache Corp.	58,155
1,178	Chesapeake Energy Corp.	37,237
1,220	Devon Energy Corp.	74,139
724	EOG Resources, Inc.	46,213
380	Newfield Exploration Co. *	17,944
254	Noble Energy, Inc.	22,388
306	Pioneer Natural Resources Co.	15,116
200	Pogo Producing Co.	11,200
868	XTO Energy Inc.	34,546
		377,276
	Oil Refining/Marketing (0.5%)
454	Sunoco, Inc.	33,006
704	Valero Energy Corp.	74,976
		107,982

	Oilfield Services/Equipment (0.1%)
145	National Oilwell, Inc. *	9,310
574	Smith International, Inc.	19,941
		29,251
	Other Consumer Services (0.8%)
390	Apollo Group, Inc. (Class A) *	30,677
284	Career Education Corp. *	11,133
2,646	eBay, Inc. *	107,137
528	Expedia Inc.	11,742
		160,689
	Packaged Software (4.5%)
1,216	Adobe Systems, Inc.	32,881
716	Autodesk, Inc.	30,931
664	BMC Software, Inc. *	13,280
1,069	Compuware Corp. *	9,685
465	Intuit Inc. *	21,316
247	Mercury Interactive Corp. *	9,057
23,379	Microsoft Corp. **	640,585
985	Novell, Inc. *	6,481
9,623	Oracle Corp. *	124,810
317	Red Hat, Inc. *	4,505
2,842	Symantec Corp. *	59,625
		953,156
	Personnel Services (0.1%)
270	Manpower, Inc.	12,166
552	Robert Half International, Inc.	18,591
		30,757
	Pharmaceuticals: Generic Drugs (0.2%)
204	Barr Pharmaceuticals Inc. *	9,304
736	Mylan Laboratories, Inc.	13,535
473	Watson Pharmaceuticals, Inc. *	16,309
		39,148
	Pharmaceuticals: Major (3.0%)
7,564	Johnson & Johnson	479,482
5,662	Merck & Co., Inc.	159,838
		639,320
	Pharmaceuticals: Other (0.4%)
330	Allergan, Inc.	30,377
937	Forest Laboratories, Inc. *	41,603

757	King Pharmaceuticals, Inc. *	11,128
203	Sepracor, Inc. *	10,191
		93,299
	Property - Casualty Insurers (1.0%)
402	Berkley (W.R.) Corp.	14,267
483	Chubb Corp. (The)	42,002
551	Cincinnati Financial Corp.	22,580
553	Progressive Corp. (The)	53,315
1,699	St. Paul Travelers Companies, Inc. (The)	73,074
		205,238
	Publishing: Newspapers (0.3%)
372	New York Times Co. (The) (Class A)	11,878
162	Scripps (E.W.) Co. (Class A)	8,100
633	Tribune Co.	23,782
18	Washington Post Co. (The) (Class B)	14,976
		58,736
	Pulp & Paper (0.1%)
526	MeadWestvaco Corp.	15,238

	Railroads (0.2%)
999	Norfolk Southern Corp.	35,574

	Real Estate Investment Trusts (1.9%)
440	Archstone-Smith Trust	17,732
340	Boston Properties, Inc.	24,191
352	Catellus Development Corp.	12,348
199	Developers Diversified Realty Corp.	9,550
492	Duke Realty Corp.	16,108
1,068	Equity Office Properties Trust	35,564
772	Equity Residential	29,158
636	General Growth Properties, Inc.	28,677
460	Health Care Property Investors, Inc.	12,498
172	Hospitality Properties Trust	7,458
1,024	Host Marriott Corp.	17,910
423	iStar Financial Inc.	17,542
760	Kimco Realty Corp.	24,031
340	Liberty Property Trust	14,756
104	Mack-Cali Realty Corp.	4,581
300	New Plan Excel Realty Trust	7,185
629	Plum Creek Timber Co., Inc.	23,116
533	ProLogis	23,191
315	Public Storage, Inc.	21,269
408	Simon Property Group, Inc.	31,037
275	Vornado Realty Trust	23,656
		401,558
	Recreational Products (0.4%)
259	Brunswick Corp.	11,396
751	Electronic Arts, Inc. *	43,017
1,299	Mattel, Inc.	23,421
		77,834
	Regional Banks (2.3%)
908	AmSouth Bancorporation	23,899
100	Bank of Hawaii Corp.	5,075
113	City National Corp.	8,141
258	Colonial BancGroup, Inc. (The)	6,001
368	Commerce Bancorp, Inc.	12,409
427	Compass Bancshares, Inc.	19,988
1,227	Fifth Third Bancorp	50,810
382	First Horizon National Corp.	14,929
949	Hibernia Corp. (Class A)	30,131
178	M&T Bank Corp.	18,978
566	Marshall & Ilsley Corp.	24,774
1,198	North Fork Bancorporation, Inc.	32,933
557	Northern Trust Corp.	27,761
776	Synovus Financial Corp.	22,326
372	TCF Financial Corp.	10,531
4,829	U.S. Bancorp	141,103
326	Zions Bancorporation	22,774
		472,563
	Restaurants (0.9%)
450	Darden Restaurants, Inc.	14,135
3,209	McDonald’s Corp.	104,132
272	Outback Steakhouse, Inc.	11,318
1,010	Starbucks Corp. *	49,530

412	Wendy’s International, Inc.	19,422
		198,537
	Savings Banks (0.9%)
358	Astoria Financial Corp.	9,999
616	Golden West Financial Corp.	37,570
258	Independence Community Bank Corp.	8,824
702	New York Community Bancorp, Inc.	12,341
872	Sovereign Bancorp, Inc.	20,335
2,219	Washington Mutual, Inc.	92,266
		181,335
	Semiconductors (4.1%)
936	Advanced Micro Devices, Inc. *	19,441
423	Agere Systems Inc.	4,788
1,111	Altera Corp. *	24,298
957	Analog Devices, Inc.	34,883
524	Broadcom Corp. (Class A) *	22,794
659	Freescale Semiconductor Inc. (Class B) *	15,869
16,481	Intel Corp.	423,891
205	International Rectifier Corp. *	9,861
381	Intersil Corp. (Class A)	8,001
1,164	LSI Logic Corp. *	11,221
836	Maxim Integrated Products, Inc.	35,655
528	Microchip Technology Inc.	16,431
1,648	Micron Technology, Inc. *	19,628
1,290	National Semiconductor Corp.	32,160
700	PMC - Sierra, Inc. *	5,936
4,396	Texas Instruments Inc.	143,661
909	Xilinx, Inc.	25,534
		854,052
	Services to the Health Industry (0.4%)
380	Express Scripts, Inc. *	21,987
689	IMS Health Inc.	18,741
803	Medco Health Solutions Inc. *	39,564
259	Omnicare, Inc.	13,610
		93,902
	Specialty Insurance (0.4%)
276	Ambac Financial Group, Inc.	18,928
463	Fidelity National Financial, Inc.	18,113
389	MBIA Inc.	22,550
179	MGIC Investment Corp.	11,175
245	PMI Group, Inc. (The)	9,913
224	Radian Group, Inc.	11,464
		92,143
	Specialty Stores (0.8%)
185	AutoZone, Inc. *	17,483
758	Bed Bath & Beyond Inc. *	30,737
170	CarMax Inc. *	5,416
400	Michaels Stores, Inc.	14,520
1,005	Office Depot, Inc. *	30,150
356	PETsMART, Inc.	9,174
2,154	Staples, Inc.	47,302
326	Tiffany & Co.	12,199
229	Williams-Sonoma, Inc. *	9,217
		176,198
	Specialty Telecommunications (0.3%)
673	American Tower Corp. (Class A) *	16,044
368	CenturyTel, Inc.	13,211
743	Citizens Communications Co.	10,135
529	Crown Castle International Corp. *	13,098
1,500	McLeodUSA Inc. (Class A) (Escrow) (a)	0
171	NTL, Inc. *	10,923
		63,411
	Steel (0.1%)
402	Nucor Corp.	22,705

	Telecommunication Equipment (2.1%)
807	Comverse Technology, Inc. *	20,804
3,496	Corning, Inc. *	69,780
11,786	Lucent Technologies Inc. *	36,301
5,973	Motorola, Inc.	130,689
4,128	QUALCOMM Inc.	163,923
1,479	Tellabs, Inc. *	13,148
		434,645

	Tools/Hardware (0.1%)
206	Black & Decker Corp.	17,572
168	Stanley Works (The)	7,686
		25,258
	Trucks/Construction/Farm Machinery (0.2%)
136	Cummins Inc.	11,760
634	Deere & Co.	41,451
		53,211
	Wholesale Distributors (0.2%)
500	Genuine Parts Co.	22,910
200	Grainger (W.W.), Inc.	12,864
		35,774
	Wireless Telecommunications (0.1%)
165	Telephone & Data Systems, Inc.	6,740
165	Telephone & Data Systems, Inc.	6,353
		13,093
	TOTAL COMMON STOCKS (Cost $17,040,371)	18,690,724

PRINCIPAL
AMOUNT IN
THOUSANDS
	SHORT-TERM INVESTMENT (10.6%)
	REPURCHASE AGREEMENT
$2,223	Joint repurchase agreement account 3.575% due 09/01/05 (dated
	08/31/05; proceeds $2,223,221) (b) (Cost $2,223,000)		2,223,000

	TOTAL INVESTMENTS (Cost $19,263,371) (c)(d)	99.7%	20,913,724
	OTHER ASSETS IN EXCESS OF LIABILITIES	0.3	52,783
	NET ASSETS	100.0%	$20,966,507

*	Non-income producing security.
**	A portion of this security has been physically segregated in connection with open futures contracts in the amount of $123,750.
(a)	A security with total market value equal to $0 has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees
(b)	Collateralized by federal agency and U.S. Treasury obligations.
(c)	Securities have been designated as collateral in an amount equal to $1,859,678, in connection with open futures contracts.
(d)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $3,499,642 and the aggregate gross unrealized depreciation is $1,849,289, resulting in net unrealized appreciation of $1,650,353.

KLD SOCIAL INDEX FUND

Futures Contracts Open at  August 31, 2005:

		DESCRIPTION,	UNDERLYING
NUMBER		DELIVERY	FACE	UNREALIZED
OF	LONG /	MONTH,	AMOUNT	APPRECIATION/
CONTRACTS	SHORT	AND YEAR	AT VALUE	DEPRECIATION

15	Long	Nasdaq 100 E-Mini
		September 2005	$475,200	$6,566

5	Long	S&P 500 E-Mini Index
		September 2005	305,350	(2,725)

4	Long	S&P 500 Index
		September 2005	1,221,400	14,311

		TOTAL UNREALIZED APPRECIATION		$18,152

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley KLD Social Index Fund

/s/ Ronald E. Robison

Ronald E. Robison
Principal Executive Officer
October 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
October 20, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
October 20, 2005